Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2014	10,595,755
Balance at Dec. 31, 2014	$ 106	$ 26,321	$ 7,152	$ 993	$ (204)	$ 34,368
Net earnings			1,861			1,861
Other comprehensive loss				(268)		(268)
Amortization of deferred compensation related to stock-based awards		119				$ 119
Forfeiture of unvested shares of restricted stock (in shares)	(5,000)
Repurchase and retirement of common stock (in shares)	(41,332)					(41,332)
Repurchase and retirement of common stock	$ (1)	(154)				$ (155)
Balance (in shares) at Dec. 31, 2015	10,549,423					10,549,423
Balance at Dec. 31, 2015	$ 105	26,286	9,013	725	(204)	$ 35,925
Net earnings			2,658			2,658
Other comprehensive loss				(86)		(86)
Amortization of deferred compensation related to stock-based awards		269				$ 269
Repurchase and retirement of common stock (in shares)	(241,805)					(241,805)
Repurchase and retirement of common stock	$ (2)	(976)				$ (978)
Balance (in shares) at Dec. 31, 2016	10,394,018					10,394,018
Balance at Dec. 31, 2016	$ 104	25,578	11,671	639	(204)	$ 37,788
Issuance of unvested shares of restricted stock (in shares)	86,400
Issuance of unvested shares of restricted stock	$ 1	$ (1)